Warrant Liability (Details) - USD ($)	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
GRAF INDUSTRIAL CORP.
Liabilities:
Warrant liabilities	$ 575,279	$ 2,800,110	$ 3,376,517	$ (3,448,173)	$ 17,365,901